Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	€ 7	€ 8
Increases	3
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	10	7
Gross book value of intangible assets | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	65	65
Increases	7	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	72	65
Gross book value of intangible assets | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	669	667
Increases	1	2
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	669	669
Gross book value of intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	734	732
Increases	8	2
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	742	734
Accumulated depreciation of intangible assets | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(65)	(65)
Increases	(1)	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	(66)	(65)
Accumulated depreciation of intangible assets | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(662)	(659)
Increases	(4)	(4)
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	(666)	(662)
Accumulated depreciation of intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets at beginning of period	(727)	(724)
Increases	(5)	(4)
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	€ (732)	(727)
Netting
Reconciliation of changes in intangible assets other than goodwill [abstract]
Increases		€ (2)